Financial asset at fair value through profit or loss (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 23, 2024	Jul. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024
Current assets
Electricity financial asset			$ 6,530	$ 0		$ 6,530
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Opening fair value		$ 6,530		6,530	$ 0	0
Additions				15,686		28,332
Financial asset realized				(6,530)		(18,354)
Revaluation decrements (unrealized loss)			(3,448)	0		(3,448)
Close-out costs				(7,211)		0
Transfer to prepayment				(8,475)		0
Closing fair value			$ 6,530	0		$ 6,530
Realized gain/(loss) on financial asset		$ (452)		(4,215)	$ 3,018
Liquidation payment	$ 7,211			$ 7,211